Commitments And Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Two Through Two Thousand Seven USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Two Through Two Thousand Seven ILS	Dec. 31, 2012 Israeli Tax Authority Two Thousand Eight USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Eight ILS
Restructuring Cost and Reserve [Line Items]
Rent expenses	$ 5,408	$ 5,950	$ 6,193
Additional taxes demanded by tax authority				$ 755,000	2,819,000	$ 68,000	254,000